Share-based compensation - Summary of Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	4,265,958
Number of shares under option plan, Granted	515,000
Number of shares under option plan, Exercised	(100,724)
Number of shares under option plan, Forfeited	(119,333)
Number of shares under option plan, Ending balance	4,560,901	4,265,958
Number of shares under option plan, Exercisable at March 31, 2022	3,213,850
Number of shares under option plan, Vested and expected to vest at March 31, 2022	4,560,901
Weighted-average exercise price per option, Beginning balance	$ 4.73
Weighted-average exercise price per option, Granted	10.06
Weighted-average exercise price per option, Exercised	1.89
Weighted-average exercise price per option, Forfeited	6.67
Weighted-average exercise price per option, Ending balance	4.99	$ 4.73
Weighted-average exercise price per option, Exercisable at March 31, 2022	3.44
Weighted- average exercise price per option Vested and expected to vest at March 31, 2022	$ 4.99
Weighted- Average Remaining Contractual Life (years)	8 years 8 months 12 days	8 years 2 months 12 days
Weighted- average remaining contractual life Exercisable at March 31, 2022	8 years 1 month 6 days
Weighted- average remaining contractual life Vested and expected to vest at March 31, 2022	8 years 8 months 12 days